Aberdeen Funds

c/o Aberdeen Asset Management Inc.

1735 Market Street

32nd Floor

Philadelphia, PA 19103-7098

Telephone (215) 405-5700

Fax (866) 291-5760

Lucia Sitar

215.405.5770

1933 Act Rule 497(j)

1933 Act File No. 333-146680

1940 Act File No. 811-22132

November 16, 2009

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aberdeen Funds
File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 20 to the Registration Statement of Aberdeen Funds, which was filed with the Securities and Exchange Commission electronically on October 28, 2009 (Accession No. 0001104659-09-060915)

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely,

/s/ Lucia Sitar
Lucia Sitar, Esq.